Retirement benefits - Defined Benefit Plans - Amounts Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total other comprehensive (loss)/ income for the year	$ (124)	$ 180	$ 18
Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in interest)	9		(7)
Demographic assumptions	1	6	5
Financial assumptions	(9)	(11)	10
Experience adjustments	(2)	1	2
Change in asset restriction (excluding amounts included in interest)	(3)		3
Total other comprehensive (loss)/ income for the year	(4)	(4)	13
Retirement benefit assets [member] | Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in interest)	9		(7)
Change in asset restriction (excluding amounts included in interest)	(3)		3
Total other comprehensive (loss)/ income for the year	6		(4)
Retirement benefit obligations [member] | Re-measurement gains and losses recognised in other comprehensive income [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	1	6	5
Financial assumptions	(9)	(11)	10
Experience adjustments	(2)	1	2
Total other comprehensive (loss)/ income for the year	$ (10)	$ (4)	$ 17